Other (Expenses) Income - Summary of Other (Expenses) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Income tax (expense) recovery	$ (7,511)	$ (3,339)	$ 154
Foreign exchange gain	1,449	252	138
Other (expense) income	(9)	(10)	93
Total	(6,071)	(3,097)	3,805
Warrant [Member]
Income Tax Contingency [Line Items]
Gain on initial recognition of stock purchase warrant	$ 0	$ 0	$ 3,420